Share-Based Termination Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Termination Liability [Line Items]
SHARE-BASED TERMINATION LIABILITY
7.	SHARE-BASED TERMINATION LIABILITY

In September 2023, the Company negotiated a contingent lease termination agreement with its landlord for the Berkeley facility lease (see Note 13 — Leases). As a result of the Company issuing 600,000 shares of the new public company to its landlord after the closing of the Merger transaction with GAMC in accordance with the agreement, the Berkeley lease facility was considered terminated as of September 10, 2023.

In October 2023, the Company entered into a settlement agreement with a supplier (see Note 14 — Commitment and Contingencies). As a result of the Company paying the supplier $1.0 million and issuing 150,000 shares of the new public company to the supplier after the closing of the Merger transaction with GAMC, the supply agreement was considered terminated as of July 13, 2023.

After the Merger consummation in August 2024, the Company issued the 750,000 shares of Common stock to its landlord and its supplier to settle the share-based termination liability as of September 30, 2024.

The following assumptions were used to calculate the fair value of the share-based lease termination liability at December 31, 2023:

December 31, 2023
Fair value of Legacy Bolt common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10% – 90%
Exchange ratio(4)	0.482
(1)	The fair value of Legacy Bolt common stock was determined by management with the assistance of an independent third-party valuation specialist.
(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.
(3)	Scenario probability based on timing expectations of management that a qualified offering occurring was estimated at 90% and no qualified offering occurred was estimated at 10% at December 31, 2023.
(4)	The exchange ratio, as defined in the Merger Agreement relating to the Merger, represents the number of new public company shares provided in exchange for the shares owned by existing Company shareholders. The exchange ratio is calculated by dividing the number of shares of the new public company constituting the aggregate transaction consideration by the number of fully diluted shares of the Company.

BOLT THREADS, INC. [Member]
Share-Based Termination Liability [Line Items]
SHARE-BASED TERMINATION LIABILITY

6. SHARE-BASED TERMINATION LIABILITY

In September 2023, the Company negotiated a contingent lease termination agreement with its landlord for the Berkeley facility lease (see Note 12 — Leases). If the Company issues 600,000 shares of the new public company to its landlord after the closing of the merger transaction with Golden Arrow Merger Corp. (“GAMC”), the Berkeley lease facility will be considered terminated as of September 10, 2023 pursuant to the lease termination agreement.

In October 2023, the Company entered into a settlement agreement with a supplier (see Note 13 — Commitment and Contingencies). If the Company pays the supplier $1.0 million and issues 150,000 shares of the new public company to the supplier after the closing of the merger transaction with GAMC, the Supply Agreement will be considered terminated as of July 13, 2023 pursuant to the settlement agreement.

The share-based termination is classified as a liability, with changes in fair value recorded through earnings, as the new public company shares are not considered to be indexed to the Company’s own shares at the time the termination occurred.

The following assumptions were used to calculate the fair value of the share-based termination liability as of December 31, 2023:

December 31, 2023
Fair value of common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10% – 90%
Exchange ratio(4)	0.482

(1)	The fair value of Common Stock was determined by management with the assistance of an independent third-party valuation specialist.

(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

(3)	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(4)	The exchange ratio, as defined in the Company’s business combination agreement, represents the number of new public company shares to be provided in exchange for the shares owned by existing Company shareholders. The exchange ratio is calculated based on the number of shares of the new public company divided by the number of fully diluted shares of the Company.